Summary of Principal Accounting Policies - Leases (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, Operating Lease, Existence of Option to Extend	false
Lessee, Operating Lease, Existence of Option to Terminate	false
Right-of-use assets	$ 5,995,297	¥ 39,119,312	¥ 68,950,101	¥ 152,300,000
Lease liabilities				144,300,000
Retained earnings	$ (7,499,644)	¥ (48,935,177)	¥ (17,567,529)
Cumulative effect adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings				¥ 0